Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (63,046)	¥ (26,771)	¥ 45,710
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	31,728	34,653	41,026
Interest cost on projected benefit obligation	23,954	20,547	14,356
Expected return on plan assets	(95,929)	(83,130)	(84,084)
Amortization of net actuarial loss (gain)	(16,821)	(591)	1,446
Amortization of prior service cost	(282)	(1,974)	(1,396)
Loss (gain) on settlements and curtailment	(13,754)	(13,659)	(4,860)
Other	(203)	(194)	0
Net periodic benefit cost (income)	(71,307)	(44,348)	(33,512)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	14,759	13,231	16,793
Interest cost on projected benefit obligation	8,850	8,461	20,634
Expected return on plan assets	(12,443)	(10,810)	(44,590)
Amortization of net actuarial loss (gain)	2,112	1,362	7,534
Amortization of prior service cost	(1,328)	(945)	(3,115)
Loss (gain) on settlements and curtailment	15	1,803	84,345
Other	(2,513)	3,939	0
Net periodic benefit cost (income)	9,452	17,041	81,601
One-time write off	84,345
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	52	52	97
Interest cost on projected benefit obligation	1,266	1,216	1,002
Expected return on plan assets	(1,670)	(1,503)	(3,200)
Amortization of net actuarial loss (gain)	(89)	1,191	155
Amortization of prior service cost	(449)	(426)	(432)
Loss (gain) on settlements and curtailment	0	0	0
Other	(301)	6	0
Net periodic benefit cost (income)	¥ (1,191)	¥ 536	¥ (2,378)